SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Line Items]
Short-term deposits average rate (as a percent)	1.59%	1.12%
Restricted cash, current	$ 1,188	$ 1,184
Capitalized software development costs	9,195	4,393
Impairment of intangible assets			$ 8,471
Impairment charges recorded in connection with the restructuring plans, related to its property and equipment	19,981		3,390	$ 159
Goodwill impairment loss	65,686		87,043
Goodwill impairment loss from discontinued operations
Severance expenses from continuing operations	2,039	2,917	2,310
Total employer 401(k) contributions	$ 2,765	$ 1,018	$ 247
Weighted average number of anti-dilutive securities excluded from diluted earnings per share	16,224,618	10,700,363	14,179,439
Total expenses for doubtful debts	$ 230	$ 152	$ 104
Notional value of derivative instruments	51,504	72,569
Total consideration	0	1,750
Property and equipment, net	17,476	14,205	205
Depreciation expenses from discontinued operations	0	71	$ 550
Capitalized software [Member]
Summary of Significant Accounting Policies [Line Items]
Property and equipment, net	$ 9,195	$ 4,393